Consolidated Statements of Changes in Equity - CLP ($) $ in Millions	Total	Number of shares issued [member]	Capital [Member]	Revaluation surplus [member]	Other equity interest [member]	Valuation Accounts [member]	Retained earnings [member]	Retained earnings1 [member]	Provision for mandatory dividends [member]	Total Attributable to Equity Holders of the Bank [Member]	Non controlling Interest [Member]
Beginning Balance at Dec. 30, 2015	$ 791,441		$ 344,569	$ 398,843	$ (2,133)	$ (944)	$ 103,215		$ (52,168)	$ 791,382	$ 59
Beginning Balance at Dec. 30, 2015	115,039,690,651	115,040,000,000
Statement [LineItems]
Increase or decrease of capital and reserves	$ 392,813		392,813	52,168			(52,168)			392,813
Increase or decrease of capital and reserves (in units)		57,009,000,000
Dividens paid							(52,168)		52,168
Elimination of legal capital Banco Itaú Chile			(737,382)		737,382
Legal capital Corpbanca before business combination			781,559		(781,559)
Increase of capital in Corpbanca			401,424		(401,424)
Fair value Corpbanca and subsidiaries	2,218,541		679,843		1,290,831					1,970,674	247,867
Fair value Corpbanca and subsidiaries, (in units)		340,358,000,000
Provision for mandatory dividends	(1,029)								(1,029)	(1,029)
Comprehensive income (loss) for the year	21,946					16,496		$ 14,407		30,903	(8,957)
Ending Balance at Dec. 31, 2016	$ 3,423,712		1,862,826	451,011	843,097	15,552	(1,121)	14,407	(1,029)	3,184,743	238,969
Ending Balance at Dec. 31, 2016	512,406,760,091	512,407,000,000
Statement [LineItems]
Distribution of income from previous year							14,407	(14,407)
Equity as of January 1, 2017, shares		512,407,000,000
Dividends paid	$ 411						(618)		1,029	411
Other movements	(3,977)				(3,977)					(3,977)
Provision for mandatory dividends	(17,234)								(17,234)	(17,234)
Comprehensive income (loss) for the year	25,845					(20,287)		67,821		47,534	(21,689)
Ending Balance at Dec. 31, 2017	$ 3,428,757		1,862,826	451,011	839,120	(4,735)	12,668	67,821	(17,234)	3,211,477	217,280
Ending Balance at Dec. 31, 2017	512,406,760,091	512,407,000,000
Statement [LineItems]
Distribution of income from previous year							67,821	(67,821)
Equity as of January 1, 2017	$ 3,423,712		1,862,826	451,011	843,097	15,552	13,286		(1,029)	3,184,743	238,969
Equity as of January 1, 2017, shares		512,407,000,000
Provision for mandatory dividends	(51,614)								(51,614)	(51,614)
Comprehensive income (loss) for the year	195,187					19,897		171,331		191,228	3,959
Ending Balance at Dec. 31, 2018	$ 3,437,560		1,862,826	451,011	839,120	16,159	(69,355)	$ 171,331	(51,614)	3,219,478	218,082
Ending Balance at Dec. 31, 2018	512,406,760,091	512,407,000,000
Statement [LineItems]
Distribution of income from previous year	$ (5,745)						(22,979)		17,234	(5,745)
Equity as of January 1, 2017 | Increase (decrease) due to changes in accounting policy required by IFRSs [member]	(129,025)					997	(126,865)			(125,868)	(3,157)
Equity as of January 1, 2017 | Revised For IFRS 9 [member]	3,299,732	$ 512,407	1,862,826	451,011	839,120	(3,738)	(46,376)		(17,234)	3,085,609	214,123
Equity as of January 1, 2017	$ 3,428,757		$ 1,862,826	$ 451,011	$ 839,120	$ (4,735)	$ 80,489		$ (17,234)	$ 3,211,477	$ 217,280